Net Interest Income - Summary of Net Interest Income (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net interest income [line items]
Interest income	¥ 1,370,042	¥ 1,267,815	¥ 820,843
Total net interest income	12,348,357	18,981,376	14,174,231
Loans originated by consolidated trust plans [member]
Disclosure of net interest income [line items]
Interest income	14,767,163	25,869,521	21,229,806
Interest expense	(6,722,267)	(10,216,770)	(8,400,992)
Total net interest income	8,044,896	15,652,751	12,828,814
Loans originated by microloan lending companies and consumer finance company [member]
Disclosure of net interest income [line items]
Interest income	5,007,555	4,023,755	1,535,023
Interest expense	(704,094)	(695,130)	(189,606)
Total net interest income	¥ 4,303,461	¥ 3,328,625	¥ 1,345,417